Summary of Stock Option and SAR's Activity (Detail) (USD $)	12 Months Ended			6 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Employee Stock Option [Member]	Jun. 30, 2013 Sars [Member]
Issuance of new grants
Number of Units	40,173	129,785	29,104	926	3,846
Weighted Average Exercise Price				$ 20.80	$ 15.40